Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		9.98%	5.89%	4.47%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		14.68%	6.40%	4.36%
Class FI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class FI
Average Annual Return, Percent		16.37%	7.13%	5.09%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		16.03%	6.82%	4.78%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		16.74%	7.48%	5.42%
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IS
Average Annual Return, Percent		16.84%	7.58%	5.52%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		16.38%	7.15%	5.09%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		15.56%	6.40%	4.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		26.14%	15.19%	12.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		26.14%	15.19%	12.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		26.14%	15.19%	12.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		26.14%	15.19%	12.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		26.14%	15.19%	12.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		26.14%	15.19%	12.36%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent	[1]	19.07%	10.50%	10.61%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Average Annual Return, Percent		30.10%	18.43%	15.52%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent	[2]	19.07%	10.50%	10.61%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Average Annual Return, Percent		30.10%	18.43%	15.52%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent	[3]	19.07%	10.50%	10.61%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Average Annual Return, Percent		30.10%	18.43%	15.52%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent	[4]	19.07%	10.50%	10.61%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Average Annual Return, Percent		30.10%	18.43%	15.52%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent	[5]	19.07%	10.50%	10.61%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Average Annual Return, Percent		30.10%	18.43%	15.52%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent	[6]	19.07%	10.50%	10.61%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Average Annual Return, Percent		30.10%	18.43%	15.52%

[1]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[2]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[3]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[4]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[5]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[6]
1	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s investment manager believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.